Organization and Nature of Operations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended
	Aug. 04, 2025	Aug. 01, 2025	Jul. 15, 2024	Jul. 10, 2024	Jul. 10, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 09, 2025
Subsequent Event [Line Items]
Reverse stock split			1-for-10	1-for-10 reverse stock split	1-for-10 reverse stock split
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Accumulated deficit						$ 132,416		$ 121,715	$ 99,572
Net cash used in operating activities						12,011	$ 9,325	19,694	26,983
Cash						5,279	$ 836	9,591	$ 1,949
Restricted cash						$ 100		200
Cash								$ 9,600
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-12 Reverse Stock Split	1-for-12 reverse stock split
Common stock, par value										$ 0.0001